CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 56,709	$ 174,422
Marketable securities	232,413	146,902
Accounts receivable, net of allowance for expected credit losses	32,141	25,414
Inventory	32,775	26,123
Prepaid expenses and other current assets	9,556	9,234
Total current assets	363,594	382,095
Restricted cash	2,610	2,604
Property and equipment, net	17,150	17,926
Intangible assets, net	4,031	6,034
Operating lease right-of-use assets	16,339	18,251
Other non-current assets	2,809	1,657
Total assets	406,533	428,567
Current liabilities:
Accounts payable	6,953	5,048
Accrued compensation and benefits	12,620	14,170
Accrued expenses and other current liabilities	8,851	6,055
Deferred revenue	8,827	9,468
Operating lease liabilities	4,756	4,241
Total current liabilities	42,007	38,982
Deferred revenue, net of current portion	1,073	1,227
Operating lease liabilities, net of current portion	32,615	37,223
Other non-current liabilities	800	1,177
Total liabilities	76,495	78,609
Commitments and contingencies (Note 15)
Stockholders' equity:
Common stock, $0.001 par value per share: Authorized: 120,000 shares; issued and outstanding: 38,544 and 38,014 shares at December 31, 2024 and 2023, respectively	39	38
Additional paid-in capital	803,160	783,142
Accumulated other comprehensive loss	(3,080)	(1,672)
Accumulated deficit	(470,081)	(431,550)
Total stockholders' equity	330,038	349,958
Total liabilities and stockholders' equity	$ 406,533	$ 428,567